SUPPLEMENT DATED SEPTEMBER 1, 2002
                                TO THE ICON FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 30, 2002



Effective September 1, 2002, the name of the ICON Fund has been changed to the ICON Core Equity Fund. The Fund's investment objective and all other references to the Fund will remain the same.